Annual Operating Expenses {- Fidelity International Small Cap Fund} - 10.31 Fidelity International Small Cap Fund - AMCIZ PRO-13 - Fidelity International Small Cap Fund	Dec. 30, 2021
Fidelity Advisor International Small Cap Fund: Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual operating expenses	1.29%
Fidelity Advisor International Small Cap Fund: Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.29%
Total annual operating expenses	1.57%
Fidelity Advisor International Small Cap Fund: Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual operating expenses	2.05%
Fidelity Advisor International Small Cap Fund: Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	1.02%
Fidelity Advisor International Small Cap Fund: Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.89%